PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2023	2024

	(HK$ in thousands)
Gross carrying amount
Furniture and fixtures	73,125	120,293
Computers and equipment	106,128	107,407
Office equipment	72,133	92,291
Office building	44,346	73,867
Vehicle	5,406	4,991
Total of gross carrying amount	301,138	398,849

Less: accumulated depreciation
Furniture and fixtures	(49,115)	(65,465)
Computers and equipment	(65,207)	(80,878)
Office equipment	(56,187)	(62,377)
Office building	(4,273)	(844)
Vehicle	(1,392)	(1,701)
Total of accumulated depreciation	(176,174)	(211,265)
Property and equipment, net	124,964	187,584